SEPARATE ACCOUNTS - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Separate Account Investment [Line Items]
Separate Accounts assets	$ 3,062.1	$ 2,704.2
Paid risk charges	0.5	0.4	$ 0.4
Payments to Separate Accounts	2.1	1.4	$ 1.0
Legally Insulated
Fair Value, Separate Account Investment [Line Items]
Separate Accounts assets	3,009.3	2,663.8
Not Legally Insulated
Fair Value, Separate Account Investment [Line Items]
Separate Accounts assets	52.7	40.4
Variable Annuity | Legally Insulated
Fair Value, Separate Account Investment [Line Items]
Separate Accounts assets	609.9	580.3
Variable Life | Legally Insulated
Fair Value, Separate Account Investment [Line Items]
Separate Accounts assets	$ 2,399.4	$ 2,083.5